SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total revenues	$ 3,357,924	$ 3,259,037
Campaign Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	2,965,828	2,187,128
Optimization Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	166,589	775,821
Social Media Platforms Marketing Services [Member]
Product Information [Line Items]
Total revenues	225,507	296,088
Social Commerce [Member]
Product Information [Line Items]
Total revenues